JOHN HANCOCK EXCHANGE-TRADED FUND TRUST
601 Congress Street
Boston, Massachusetts 02210

October 27, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:	John Hancock Exchange-Traded Fund Trust (the “Trust”)
Securities Act of 1933 File No. 333-183173
Investment Company Act of 1940 File No. 811-22733
Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Trust, electronically transmitted for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 16 to the Trust’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 19 to the Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”).

The Amendment contains a prospectus and a Statement of Additional Information relating to John Hancock Multifactor Small Cap ETF, a new series of the Trust.

Pursuant to Rule 485(b), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on October 30, 2017. The undersigned represents that the attached Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

No fee is required in connection with this filing. If you have any questions, please call the undersigned at 617-572-4575.

Sincerely,

/s/ Sarah M. Coutu
Sarah M. Coutu
Assistant Secretary